Investment in Associated Companies (Restrictions) (Narrative) (Details) - ZIM [Member]	Jul. 14, 2014	Feb. 05, 2004
Disclosure of associates [line items]
Percentage acquired		48.60%
Settlement Agreement [Member]
Disclosure of associates [line items]
Minimum holding percentage, consent to transfer	35.00%
Minimum holding percentage, prior notice	24.00%
Minimum shareholder interest	36.00%